Schedule of Convertible Debt Discounts (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Fair value of 3,250,000 commitment shares of common stock	$ 418,312	$ 418,312
Fair value of warrants to purchase 3,500,000 shares of common stock	358,017	358,017
Original issue discounts	53,700	53,700
Legal and brokerage fees	39,300	39,300
Total debt discounts	869,329	869,329
Amortization of debt discounts	743,940	456,656
Unamortized debt discounts	$ 125,389	$ 412,673